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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3615

Madison Mosaic Equity Trust
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI  53711
(Address of principal executive offices)(Zip code)

W. Richard Mason
Madison/Mosaic Legal and Compliance Department
8777 N. Gainey Center Drive, Suite 220
Scottsdale, AZ  85258
(Name and address of agent for service)

Registrant's telephone number, including area code:  608-274-0300

Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC  20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.

Item 1.  Schedule of Investments.

Madison Mosaic Equity Trust -- Mid-Cap Fund

Portfolio of Investments - September 30, 2006 (unaudited)

		Number of Shares	Market Value
COMMON STOCKS: 91.4% of net assets

BANKS:	3.7%
Synovus Financial Corp.		175,970	$5,168,239

CONSUMER DISCRETIONARY:	19.3%
Apollo Group - CL A*		81,420	4,009,120
Cabela's Inc. - CL A*		184,845	4,016,682
CarMax Inc.*		75,510	3,149,522
Discovery Holding Co. - CL A*		253,148	3,660,520
Mohawk Industries Inc.*		67,840	5,050,688
O'Reilly Automotive*		114,410	3,799,556
Tiffany & Company		104,600	3,472,720

CONSUMER STAPLES:	8.2%
Clorox Company		79,730	5,022,990
Estee Lauder Co. - CL A		69,520	2,803,742
Sysco Corp.		112,385	3,759,278

FINANCIAL SERVICES:	5.7%
Janus Capital Group		154,060	3,038,063
SEI Investments Co.		89,555	5,032,096

HEALTHCARE:	11.3%
Charles River Laboratories*		107,690	4,674,823
Laboratory Corp of America*		66,835	4,382,371
Patterson Companies Inc.*		100,930	3,392,257
Waters Corp.*		77,325	3,501,276

INDUSTRIAL:	11.2%
Autoliv Inc.		65,915	3,632,576
Cintas Corp.		97,820	3,993,991
Dover Corp.		90,215	4,279,799
Waste Management Inc.		103,740	3,805,183

INSURANCE:	13.4%
Markel Corp.*		16,297	6,692,526
Mercury General Corp.		54,010	2,679,436
Odyssey Reinsurance Holdings Corp.		125,695	4,245,977
White Mountains Insurance GP		10,398	5,167,390

MEDIA & ENTERTAINMENT:	7.3%
EW Scripps Co. - CL A		74,875	3,588,759
International Game Technology		117,600	4,880,400
Liberty Global Inc. - CL C*		70,436	1,765,126

TECHNOLOGY:	11.3%
Fiserv Inc.*		108,180	5,094,196
FLIR Systems Inc.*		147,815	4,014,656
Linear Technology Corp.		100,935	3,141,097
Zebra Technology Corp. - CL A*		100,395	3,588,117

TOTAL COMMON STOCKS (Cost $111,908,584)			$128,503,172

REPURCHASE AGREEMENT: 8.5% of net assets
With Morgan Stanley and Company issued 9/29/06 at 4.85%, due
10/02/06, collateralized by $12,307,771 in United States Treasury Notes
due 5/15/08. Proceeds at maturity are $12,010,852 (Cost $12,006,000).			12,006,000

TOTAL INVESTMENTS: 99.9% of net assets (Cost $123,914,584)			$140,509,172

CASH AND RECEIVABLES LESS LIABILITIES: 0.1% of net assets			91,406

NET ASSETS: 100.00%			$140,600,578

*Non-income producing

Madison Mosaic Equity Trust -- Investors Fund

Portfolio of Investments - September 30, 2006 (unaudited)

		Number of Shares	Market Value
COMMON STOCKS: 91.3% of net assets

CONSUMER DISCRETIONARY:	10.8%
Apollo Group - CL A*		61,925	$3,049,187
Home Depot Inc		116,775	4,235,429
McDonald's Corp.		81,380	3,183,586
Target Corp.		60,040	3,317,210

CONSUMER STAPLES:	12.4%
The Coca Cola Co.		85,000	3,797,800
Estee Lauder Co. - CL A		51,790	2,088,690
Sysco Corp.		114,535	3,831,196
Wal-Mart Stores Inc.		121,825	6,008,409

FINANCIAL SERVICES:	11.6%
Citigroup Inc.		100,810	5,007,233
Morgan Stanley		75,100	5,475,541
Wells Fargo & Co.		118,700	4,294,566

HEALTHCARE:	20.2%
Amgen Inc.*		63,425	4,536,790
Charles River Laboratories*		80,220	3,482,350
Johnson & Johnson		88,800	5,766,672
Novartis AG - ADR		84,930	4,963,309
Stryker Corp.		57,060	2,829,606
United Healthcare Group		83,555	4,110,906

INDUSTRIAL:	6.1%
Dover Corp.		93,610	4,440,858
United Parcel Service - CL B		45,430	3,268,234

INSURANCE:	9.5%
Berkshire Hathaway - CL B*		1,655	5,252,970
MGIC Investment Corp.		54,780	3,285,157
Marsh & McLennan Co		125,390	3,529,728

MEDIA & ENTERTAINMENT:	5.0%
Comcast Corp. - Special CL A*		107,535	3,958,363
Liberty Media International - CL A*		118,852	2,422,204

TECHNOLOGY:	15.7%
Cisco Systems Inc.*		230,185	5,294,255
Fiserv Inc.*		66,440	3,128,660
Linear Technology Corp.		90,045	2,802,200
Microsoft Corp.		190,335	5,201,856
Symantec Corp.*		164,090	3,491,835

TOTAL COMMON STOCKS (Cost $102,683,560)			$116,054,800

REPURCHASE AGREEMENT: 8.4% of net assets
With Morgan Stanley and Company issued 9/29/06 at 4.85%, due
10/02/06, collateralized by $10,932,040 in United States Treasury Notes
due 5/15/08. Proceeds at maturity are $10,668,310 (Cost $10,664,000).			10,664,000

TOTAL INVESTMENTS: 99.7% of net assets (Cost $113,347,560)			$126,718,800

CASH AND RECEIVABLES LESS LIABILITIES: 0.3% of net assets			427,266

NET ASSETS: 100.00%			$127,146,066

*Non-income producing

Madison Mosaic Equity Trust -- Balanced Fund

Portfolio of Investments - September 30, 2006 (unaudited)

		Number of Shares	Market Value
COMMON STOCKS: 62.1% of net assets

CONSUMER DISCRETIONARY:	7.2%
Apollo Group - CL A*		5,205	$256,294
Home Depot Inc		9,745	353,451
McDonald's Corp.		7,600	297,312
Target Corp.		5,050	279,012

CONSUMER STAPLES:	8.1%
The Coca Cola Co.		7,745	346,047
Estee Lauder Co. - CL A		3,625	146,196
Sysco Corp.		10,115	338,346
Wal-Mart Stores Inc.		10,105	498,379

FINANCIAL SERVICES:	8.1%
Citigroup Inc.		9,520	472,858
Morgan Stanley		6,825	497,611
Wells Fargo & Co.		9,960	360,353

HEALTHCARE:	13.8%
Amgen Inc*		5,315	380,182
Charles River Laboratories*		7,155	310,598
Johnson & Johnson		8,120	527,313
Novartis AG - ADR		7,500	438,300
Stryker Corp.		4,785	237,288
United Healthcare Group		7,295	358,914

INDUSTRIAL:	4.1%
Dover Corp.		8,200	389,008
United Parcel Service - CL B		3,815	274,451

INSURANCE:	6.5%
Berkshire Hathaway - CL B*		150	476,100
MGIC Investment Corp.		4,750	284,858
Marsh & McLennan Co		10,505	295,716

MEDIA & ENTERTAINMENT:	3.5%
Comcast Corp. - Special CL A*		9,435	347,302
Liberty Media Corp. - CL A*		11,465	233,657

TECHNOLOGY:	10.8%
Cisco Systems Inc.*		20,145	463,335
Fiserv Inc.*		6,075	286,072
Linear Technology Corp.		7,555	235,112
Microsoft Corp.		16,825	459,827
Symantec Corp.*		15,100	321,328

TOTAL COMMON STOCKS (Cost $8,837,222)			$10,165,220

		Principal	Market
		Amount	Value
DEBT INSTRUMENTS: 32.9% of net assets

CORPORATE OBLIGATIONS:

CONSUMER GOODS:	1.2%
Wal-Mart Stores, 4.75%, 8/15/10		200,000	$197,922

CONSUMER STAPLES:	0.6%
Kraft Foods, Inc. 5.625%, 11/1/11		100,000	101,145

FINANCIALS:	4.9%
Countrywide Home Loan, 5.625%, 5/15/07		210,000	210,268
Goldman Sachs, 7.35%, 10/1/09		180,000	190,917
International Lease Finance, 4.875%, 9/1/10		200,000	197,780
MGIC Investment Corp., 6%, 3/15/07		200,000	200,338

HEALTH CARE:	1.2%
United Healthcare Group, 5%, 8/15/14		200,000	193,888

MEDIA & ENTERTAINMENT:	1.2%
Comcast Cable, 6.2%, 11/15/08		200,000	204,013

OIL:	1.2%
Marathon Oil Corp., 5.375%, 6/1/07		200,000	200,138

TECHNOLOGY:	1.8%
Cisco Systems, Inc., 5.25%, 2/22/11		100,000	100,518
Hewlett-Packard Co., 5.5%, 7/1/07		200,000	200,220

TELECOMMUNICATIONS:	3.6%
AT & T Broadband, 8.375%, 3/15/13		200,000	228,426
Sprint Capital Corp., 6.125%, 11/15/08		200,000	203,030
Verizon New England, 6.5%, 9/15/11		150,000	154,039

US TREASURY & AGENCY OBLIGATIONS	17.2%
Fannie Mae, 3.25%, 8/15/08		400,000	387,915
Fannie Mae, 4.625%, 10/15/13		125,000	122,717
Federal Home Loan Bank, 4.375% 9/17/10		300,000	294,238
Freddie Mac, 3.50%, 9/15/07		370,000	364,659
US Treasury Note, 4.375%, 12/31/07		150,000	149,162
US Treasury Note, 3.625%, 7/15/09		150,000	146,174
US Treasury Note, 4.0%, 3/15/10		450,000	441,598
US Treasury Note, 5.125%, 6/30/11		480,000	490,744
US Treasury Note, 4.875%, 2/15/12		150,000	152,139
US Treasury Note, 4.0%, 2/15/14		100,000	96,184
US Treasury Note, 4.25%, 8/15/14		160,000	156,169

TOTAL DEBT INSTRUMENTS (Cost $5,430,808)			$5,384,341

REPURCHASE AGREEMENT: 4.7% of net assets
With Morgan Stanley and Company issued 9/29/06 at 4.85%, due
10/02/06, collateralized by $791,404 in United States Treasury Notes
due 5/15/08. Proceeds at maturity are $772,312 (Cost $772,000).			772,000

TOTAL INVESTMENTS: 99.7% of net assets (Cost $15,040,030)			$16,321,561

CASH AND RECEIVABLES LESS LIABILITIES: 0.3% of net assets			45,400

NET ASSETS: 100.00%			$16,366,961

*Non-income producing

Madison Mosaic Equity Trust -- Foresight Fund

Portfolio of Investments - September 30, 2006 (unaudited)

		Number of Shares	Market Value
COMMON STOCKS: 96.3% of net assets

BANKS	4.8%
Bank of New York Co.		1,650	$58,179
Capital One Financial Corp.		875	68,827
Synovus Financial Corp.		2,000	58,740

CONSUMER DISCRETIONARY:	6.8%
Apollo Group - CL A*		1,245	61,304
Home Depot Inc.		2,250	81,607
McDonald' Corp.		1,015	39,707
Target Corp.		1,410	77,903

CONSUMER STAPLES:	8.6%
Clorox Co.		925	58,275
The Coca Cola Co.		1,345	60,095
Sysco Corp.		3,000	100,350
Wal-Mart Stores Inc.		2,255	111,217

ENERGY:	9.7%
Chevron Corp.		1,250	81,075
Exxon Mobil Corp.		1,420	95,282
Schlumberger LTD		1,500	93,045
Transocean Inc.*		1,375	100,691

FINANCIAL SERVICES:	7.9%
Citigroup Inc.		1,825	90,648
Janus Capital Group		3,100	61,132
Morgan Stanley		950	69,265
Wells Fargo & Co.		2,260	81,767

HEALTHCARE:	13.5%
Amgen, Inc.*		1,350	96,566
Charles River Laboratories*		1,730	75,099
Johnson & Johnson		1,500	97,410
Novartis AG - ADR		1,000	58,440
Stryker Corp.		1,195	59,260
United Healthcare Group		1,150	56,580
Waters Corp.*		1,600	72,448

INDUSTRIAL:	10.2%
Cintas Corp.		1,300	53,079
Dover Corp.		1,900	90,136
General Electric Co.		3,100	109,430
Tyco International LTD		2,500	69,975
United Parcel Service - CL B		950	68,343

INSURANCE:	8.5%
American International Group		825	54,664
Berkshire Hathaway - CL B*		25	79,350
MGIC Investment Corp.		830	49,775
Markel Corp.*		175	71,865
Marsh & McLennan Co.		2,500	70,375

MATERIALS:	3.4%
Aptargroup Inc		1,060	53,933
Ball Corp		1,900	76,855

MEDIA & ENTERTAINMENT:	2.3%
Comcast Corp. - Special CL A*		1,390	51,166
Liberty Media International - CL A*		1,866	38,029

TECHNOLOGY:	14.7%
Cisco Systems, Inc.*		1,675	38,525
eBay Inc.		1,800	51,048
Fiserv Inc.*		1,400	65,926
FLIR Systems Inc*		2,350	63,826
Intel Corp.		2,925	60,167
International Business Machines Corp.		750	61,455
Linear Technology Corp.		1,575	49,014
Microsoft Corp.		3,730	101,941
Symantec Corp*		3,400	72,352

TELECOMMUNICATIONS:	3.0%
Sprint Nextel Corp.		3,300	56,595
Vodafone Group ADR		2,618	59,847

UTILITIES:	2.9%
Exelon Corp.		925	55,999
FPL Group Inc.		1,100	49,500

TOTAL COMMON STOCKS (Cost $3,461,773)		89,044	$3,688,082

REPURCHASE AGREEMENT: 3.7% of net assets
With Morgan Stanley and Company issued 9/29/06 at 4.85%, due
10/02/06, collateralized by $146,594 in United States Treasury Notes
due 5/15/08. Proceeds at maturity are $143,058 (Cost $143,000).			143,000

TOTAL INVESTMENTS: 100% of net assets (Cost $3,604,773)			$3,831,082

CASH AND RECEIVABLES LESS LIABILITIES: 0.0% of net assets			822

NET ASSETS: 100.00%			$3,831,904

*Non-income producing

Madison Mosaic Equity Trust -- Madison Institutional Equity Option Fund

Portfolio of Investments - September 30, 2006 (unaudited)

Number of Shares		Value
	Common Stocks - 90.4%
	Business Services - 1.3%
3,200	Cintas Corp.	$130,656

	Consumer Discretionary - 24.6%
3,900	Abercrombie & Fitch Co. - CL A	270,972
10,000	Bed Bath & Beyond Inc.*	382,600
5,000	Best Buy Co Inc.	267,800
6,000	Coach Inc.*	206,400
1,900	Harley-Davidson Inc.	119,225
9,000	Home Depot Inc.	326,430
12,500	Lowe's Cos Inc.	350,750
6,200	Target Corp.	342,550
6,500	William-Sonoma Inc.	210,535

	Energy - 4.7%
4,100	Apache Corp.	259,120
3,000	Transocean Inc.*	219,690

	Exchange-Traded Funds - 1.8%
4,500	Nasdaq-100 Index Tracking Stock	182,925

	Financials - 12.3%
4,000	Capital One Financial Corp.	314,640
7,500	Countrywide Financial Corp.	262,800
5,000	Merrill Lynch & Co.	391,100
3,700	Morgan Stanley	269,767

	Health Care - 13.1%
5,000	Amgen Inc.*	357,650
6,000	Biogen Idec Inc.*	268,080
6,300	Biomet Inc.	202,797
2,400	Boston Scientific Corp.*	35,496
3,000	Community Health Systems Inc.*	112,050
2,200	Medtronic Inc.	102,168
700	Stryker Corp.	34,713
3,000	Zimmer Holdings Inc.*	202,500

	Software - 6.3%
8,400	Check Point Software Technologies Ltd.*	160,020
9,000	Microsoft Corp.	245,970
10,800	Symantec Corp.*	229,824

	Technology - 26.3%
14,400	Altera Corp.*	264,672
12,000	Applied Materials Inc.	212,760
15,500	Cisco Systems Inc.	356,500
2,500	Dell Inc.*	57,100
7,000	eBay Inc.*	198,520
4,500	Fiserv Inc.*	211,905
20,000	Flextronics International Ltd.*	252,800
4,600	FLIR Systems Inc.*	124,936
300	Google Inc. - CL A	120,570
4,000	Hewlett-Packard Co.	146,760
6,000	Intel Corp.	123,420
6,300	Linear Technology Corp.	196,056
4,500	Maxim Integrated Products Inc.	126,315
4,600	Xilinx Inc.	100,970
6,000	Yahoo! Inc.*	151,680

	Total Long-Term Investments
	(Cost $8,610,372)	$9,104,192

Contracts
(100 shares		Expiration	Exercise	Market
per contract)	Call Options Written	Date	Price	Value
34	Abercrombie & Fitch Co. - CL A	November 2006	57.50	$43,520
5	Abercrombie & Fitch Co. - CL A	November 2006	65.00	3,400
74	Altera Corp.	December 2006	17.50	13,135
70	Altera Corp.	January 2007	20.00	6,300
6	Amgen Inc.	October 2006	70.00	1,410
9	Amgen Inc.	October 2006	75.00	225
25	Amgen Inc.	January 2007	65.00	21,000
10	Amgen Inc.	January 2007	75.00	2,100
24	Apache Corp.	October 2006	60.00	9,240
12	Apache Corp.	October 2006	70.00	180
5	Apache Corp.	October 2006	75.00	25
85	Applied Materials Inc.	January 2007	17.50	11,688
35	Applied Materials Inc.	April 2007	17.00	7,613
33	Bed Bath & Beyond Inc.	November 2006	37.50	6,270
34	Bed Bath & Beyond Inc.	January 2007	40.00	5,780
33	Bed Bath & Beyond Inc.	February 2007	37.50	10,890
40	Best Buy Co Inc.	December 2006	47.50	30,800
10	Best Buy Co Inc.	December 2006	55.00	3,025
23	Biogen Idec Inc.	January 2007	50.00	2,185
37	Biogen Idec Inc.	April 2007	45.00	16,280
51	Biomet Inc.	January 2007	35.00	4,718
12	Biomet Inc.	January 2008	37.50	480
24	Boston Scientific Corp.	January 2007	17.50	960
13	Capital One Financial Corp.	December 2006	85.00	2,015
17	Capital One Financial Corp.	January 2007	75.00	12,580
10	Capital One Financial Corp.	January 2007	80.00	4,400
24	Check Point Software Technologies Ltd.	January 2007	17.50	5,940
60	Check Point Software Technologies Ltd.	January 2007	20.00	6,300
32	Cintas Corp.	November 2006	40.00	5,680
155	Cisco Systems Inc.	January 2007	20.00	56,575
11	Coach Inc.	November 2006	27.50	8,030
49	Coach Inc.	November 2006	30.00	24,500
30	Community Health Systems Inc.	December 2006	35.00	11,850
75	Countrywide Financial Corp.	January 2007	37.50	11,625
15	Dell Inc.	November 2006	27.50	113
70	eBay Inc.	January 2007	30.00	14,000
45	Fiserv Inc.	March 2007	45.00	21,150
25	Flextronics International Ltd.	October 2006	10.00	6,625
55	Flextronics International Ltd.	January 2007	10.00	16,225
50	Flextronics International Ltd.	January 2007	12.50	5,375
70	Flextronics International Ltd.	April 2006	12.50	10,500
16	FLIR Systems Inc.	January 2007	22.50	8,800
30	FLIR Systems Inc.	January 2007	27.50	6,375
3	Google Inc. - CL A	December 2006	400.00	8,205
8	Harley-Davidson Inc.	November 2006	50.00	10,600
11	Harley-Davidson Inc.	November 2006	52.50	11,990
40	Hewlett-Packard Co.	January 2007	30.00	30,200
60	Home Depot Inc.	February 2007	37.50	10,800
60	Intel Corp.	January 2007	17.50	21,000
50	Linear Technology Corp.	November 2006	35.00	1,375
13	Linear Technology Corp.	January 2007	32.50	2,015
32	Lowe's Cos Inc.	October 2006	32.50	160
78	Lowe's Cos Inc.	January 2007	31.25	4,680
10	Maxim Integrated Products Inc.	January 2007	30.00	1,600
35	Maxim Integrated Products Inc.	January 2007	35.00	1,575
22	Medtronic Inc.	November 2006	52.50	220
20	Merrill Lynch & Co.	October 2006	67.50	21,900
13	Merrill Lynch & Co.	January 2007	70.00	13,000
17	Merrill Lynch & Co.	January 2007	75.00	10,285
70	Microsoft Corp.	January 2007	22.50	36,050
20	Microsoft Corp.	January 2007	24.50	6,700
30	Morgan Stanley	October 2006	65.00	24,300
45	Nasdaq-100 Index Tracking Stock	October 2006	39.00	8,775
7	Stryker Corp.	January 2007	45.00	4,200
15	Symantec Corp.	October 2006	17.50	5,775
63	Symantec Corp.	January 2007	15.00	41,580
30	Symantec Corp.	January 2007	17.50	13,050
10	Target Corp.	October 2006	52.50	3,250
30	Target Corp.	January 2007	50.00	20,550
22	Target Corp.	April 2007	55.00	10,340
15	Transocean Inc.	November 2006	75.00	5,325
15	Transocean Inc.	January 2007	70.00	12,525
38	William-Sonoma Inc.	November 2006	35.00	2,090
27	William-Sonoma Inc.	February 2007	30.00	10,530
46	Xilinx Inc.	December 2006	22.50	5,865
24	Yahoo! Inc.	January 2007	25.00	6,120
36	Yahoo! Inc.	January 2007	30.00	2,700
11	Zimmer Holdings Inc.	December 2006	55.00	14,630
19	Zimmer Holdings Inc.	December 2006	65.00	9,310
	Total Call Options Written
	(Premiums Received $617,327)			$833,150

Short-Term Investments - 17.6%
	Repurchase Agreement -
	With Morgan Stanley and Company issued 9/29/06
	at 4.85%, due 10/02/06, collateralized by $1,818,590
	in United States Treasury Notes due 5/15/08. Proceeds
	at maturity are $1,774,717 (Cost $1,774,000).	$1,774,000

	Total Investments - 108%
	(Cost $9,767,045)	$10,878,192
	Cash and other assets less liabilities - 0.3%	25,790
	Total Call Options Written - (8.3%)	(833,150)
	Net Assets - 100%	$10,071,519

*	Non-income producing

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer determined that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") are effective, based on their evaluation of these controls and procedures within 90 days of the date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.  There were no significant changes in the Trust’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation. The officers identified no significant deficiencies or material weaknesses.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Madison Mosaic Equity Trust

By: (signature)

W. Richard Mason, Secretary

Date: November 15, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (signature)

Katherine L. Frank, Chief Executive Officer

Date:  November 15, 2006

By:  (signature)

Greg Hoppe, Chief Financial Officer

Date: November 15, 2006